Effects of adoption of IFRS 17 - Impact on Consolidated Balance Sheet (Details) - GBP (£) £ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks		£ 110,618,000	£ 131,433,000	[1],[2]	£ 108,482,000	[1]
Items in the course of collection from other banks		2,114,000	2,285,000	[1],[2]	346,000	[1]
Trading assets		100,696,000	79,878,000	[2]	83,706,000
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		19,068,000	15,881,000	[2]	18,649,000
Derivatives		174,116,000	225,238,000	[2]	141,221,000
Loans and advances to banks		14,371,000	17,109,000	[2]	10,784,000
Loans and advances to customers		75,491,000	72,614,000	[2]	91,177,000
Reverse repurchase agreements		73,494,000	53,949,000	[2]	54,448,000
Financial investments		46,368,000	32,604,000	[2]	41,300,000
Assets held for sale	[3]	20,368,000	21,214,000	[2]	9,000
Prepayments, accrued income and other assets		63,635,000	61,444,000	[2]	43,146,000
Current tax assets		485,000	595,000	[2]	1,135,000
Interests in associates and joint ventures		665,000	728,000	[2]	743,000
Goodwill and intangible assets		(203,000)	(91,000)	[2]	(83,000)
Deferred tax assets		1,278,000	1,583,000	[2]	798,000
Total assets		702,970,000	716,646,000	[2]	596,027,000
Deposits by banks		22,943,000	20,836,000	[2]	32,188,000
Customer accounts		222,941,000	215,948,000	[2]	205,241,000
Repurchase agreements – non-trading		53,416,000	32,901,000	[2]	27,259,000
Items in the course of transmission to other banks		2,116,000	2,226,000	[1],[2]	489,000	[1]
Trading liabilities		42,276,000	41,265,000	[2]	46,433,000
Financial liabilities designated at fair value		32,545,000	27,282,000	[2]	33,608,000
Derivatives		171,474,000	218,867,000	[2]	139,368,000
Debt securities in issue		13,443,000	7,268,000	[2]	9,428,000
Liabilities of disposal groups held for sale	[3]	20,684,000	24,711,000	[2]	0
Accruals, deferred income and other liabilities		60,444,000	67,020,000	[2]	43,515,000
Current tax liabilities		272,000	130,000	[2]	97,000
Insurance contract liabilities		20,595,000	20,004,000		22,201,000
Provisions		390,000	424,000	[2]	562,000
Deferred tax liabilities		6,000	3,000	[2]	5,000
Subordinated liabilities		14,920,000	14,528,000	[2]	12,488,000
Total liabilities		678,465,000	693,413,000	[2]	572,882,000
Called up share capital		797,000	797,000	[2]	797,000
Share premium account		1,004,000	420,000	[2]	0
Other equity instruments		3,930,000	3,930,000	[2]	3,722,000
Other reserves		(6,096,000)	(6,413,000)	[2]	(5,662,000)
Retained earnings		24,724,000	24,368,000	[2]	24,157,000
Total shareholders’ equity		24,359,000	23,102,000	[2]	23,014,000
Non-controlling interests		146,000	131,000	[2]	131,000
Total equity		24,505,000	23,233,000	[2],[4]	23,145,000		£ 23,849,000
Total liabilities and equity		£ 702,970,000	716,646,000	[2]	596,027,000
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks			131,433,000		108,482,000
Items in the course of collection from other banks			2,285,000		346,000
Trading assets			79,878,000		83,706,000
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			15,881,000		18,649,000
Derivatives			225,238,000		141,221,000
Loans and advances to banks			17,109,000		10,784,000
Loans and advances to customers			72,614,000		91,177,000
Reverse repurchase agreements			53,949,000		54,448,000
Financial investments			32,604,000		41,300,000
Assets held for sale			21,214,000		9,000
Prepayments, accrued income and other assets			61,379,000		43,118,000
Current tax assets			595,000		1,135,000
Interests in associates and joint ventures			728,000		743,000
Goodwill and intangible assets			(1,167,000)		(894,000)
Deferred tax assets			1,279,000		599,000
– other assets					433,208,000
Total assets			717,353,000		596,611,000
Deposits by banks			20,836,000		32,188,000
Customer accounts			215,948,000		205,241,000
Repurchase agreements – non-trading			32,901,000		27,259,000
Items in the course of transmission to other banks			2,226,000		489,000
Trading liabilities			41,265,000		46,433,000
Financial liabilities designated at fair value			27,287,000		33,608,000
Derivatives			218,867,000		139,368,000
Debt securities in issue			7,268,000		9,428,000
Liabilities of disposal groups held for sale			24,711,000		0
Accruals, deferred income and other liabilities			66,945,000		43,456,000
Current tax liabilities			130,000		97,000
Insurance contract liabilities			19,987,000		22,264,000
Provisions			424,000		562,000
Deferred tax liabilities			14,000		15,000
Subordinated liabilities			14,528,000		12,488,000
Total liabilities			693,337,000		572,896,000
Called up share capital			797,000		797,000
Share premium account			420,000		0
Other equity instruments			3,930,000		3,722,000
Other reserves			(6,368,000)		(5,670,000)
Retained earnings			25,096,000		24,735,000
Total shareholders’ equity			23,875,000		23,584,000
Non-controlling interests			141,000		131,000
Total equity			24,016,000		23,715,000	[4]
Total liabilities and equity			717,353,000		596,611,000
Other liabilities					550,617,000
Impact on transition to IFRS 17
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					811,000
Deferred tax assets					199,000
– other assets					28,000
Total assets					(584,000)
Insurance contract liabilities					(63,000)
Deferred tax liabilities					(10,000)
Total liabilities					(14,000)
Total shareholders’ equity					(570,000)
Non-controlling interests					0
Total equity			£ 23,233,000		(570,000)
Total liabilities and equity					(584,000)
Other liabilities					59,000
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					811,000
Deferred tax assets					0
– other assets					(114,000)
Total assets					(925,000)
Insurance contract liabilities					(22,264,000)
Deferred tax liabilities					0
Total liabilities					(22,260,000)
Total shareholders’ equity					21,335,000
Non-controlling interests					0
Total equity					21,335,000
Total liabilities and equity					(925,000)
Other liabilities					4,000
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					0
Deferred tax assets					0
– other assets					142,000
Total assets					142,000
Insurance contract liabilities					21,311,000
Deferred tax liabilities					0
Total liabilities					21,379,000
Total shareholders’ equity					(21,237,000)
Non-controlling interests					0
Total equity					(21,237,000)
Total liabilities and equity					142,000
Other liabilities					68,000
IFRS 17 fulfilment cash flows
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					0
Deferred tax assets					0
– other assets					0
Total assets					0
Insurance contract liabilities					890,000
Deferred tax liabilities					0
Total liabilities					877,000
Total shareholders’ equity					(877,000)
Non-controlling interests					0
Total equity					(877,000)
Total liabilities and equity					0
Other liabilities					(13,000)
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					0
Deferred tax assets					199,000
– other assets					0
Total assets					199,000
Insurance contract liabilities					0
Deferred tax liabilities					(10,000)
Total liabilities					(10,000)
Total shareholders’ equity					209,000
Non-controlling interests					0
Total equity					209,000
Total liabilities and equity					199,000
Other liabilities					0
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					18,649,000
Loans and advances to banks					10,784,000
Loans and advances to customers					91,177,000
Financial investments					41,300,000
Goodwill and intangible assets					(83,000)
Deferred tax assets					798,000
– other assets					433,236,000
Total assets					596,027,000
Insurance contract liabilities					22,201,000
Deferred tax liabilities					5,000
Total liabilities					572,882,000
Total shareholders’ equity					23,014,000
Non-controlling interests					131,000
Total equity					23,145,000
Total liabilities and equity					596,027,000
Other liabilities					£ 550,676,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[3]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 35 'Assets held for sale and liabilities of disposal groups held for sale' on page 179.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.